Stock-Based Compensation - Narrative (Details) - USD ($) $ in Thousands				1 Months Ended	2 Months Ended	11 Months Ended	12 Months Ended
	Sep. 06, 2023	Mar. 01, 2023	Mar. 04, 2022	Jan. 26, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Jan. 01, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense				$ 23,705	$ 7,700	$ 55,512	$ 21,235
2022 Incentive Award Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant awards were reserved and authorized for issuance (in shares)							2,900,000
Aggregate percentage of common stock outstanding							2.50%
2022 Incentive Award Plan | Subsequent Event
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized (in shares)								2,200,000
CouponFollow Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan for eligible recipients total			$ 31,250
Cash EBITDA		$ 3,300	10,000
Recognized fixed amount							$ 2,700
CouponFollow Incentive Plan | Tier 1 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			8,500
CouponFollow Incentive Plan | Tier 2 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			6,375
CouponFollow Incentive Plan | Tier 3 Amount
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash EBITDA			6,375
Class A common stock | CouponFollow Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan for eligible recipients total	$ 31,300	$ 1,700	35,000
Cash EBITDA			10,000
Change in fair value of contingent consideration			$ 25,000
Difference between fair value of common stock issued to settle the earnout liability and the carrying value of the earnout liability							600
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense				$ 23,700	$ 12,700	$ 23,600	6,600
Unrecognized stock-based compensation expense							2,700
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of cost not yet recognized							$ 19,100
Weighted average period							9 months 18 days